Summary Prospectus Supplement dated December 21, 2018

The purpose of this supplement is to provide you with changes to the current Summary Prospectuses for Class C shares of the Funds listed below:

Invesco American Franchise Fund	Invesco Growth and Income Fund
Invesco California Tax-Free Income Fund	Invesco Low Volatility Equity Yield Fund
Invesco Core Plus Bond Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco S&P 500 Index Fund
Invesco Equity and Income Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Floating Rate Fund	Invesco Small Cap Discovery Fund
Invesco Global Real Estate Income Fund	Invesco Strategic Real Return Fund

At a telephonic meeting held on July 30, 2018, the Funds’ Boards of Trustees approved a modification to the terms of the Funds’ Class C and Class CX shares, whereby in the month of the ten year anniversary of the purchase date of a Fund’s Class C or Class CX shares, such shares would become eligible for automatic conversion into Class A or Class AX shares of the same Fund at net asset value, respectively, except that for the Invesco Government Money Market Fund, the Fund’s Class C and Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class at net asset value (the “Conversion Feature”). The Conversion Feature will become effective on or about January 26, 2019.

No contingent deferred sales charges will be payable in connection with any automatic conversion occurring as a result of the Conversion Feature. Automatic conversions pursuant to the Conversion Feature will constitute tax-free exchanges for federal income tax purposes, and should not result in the recognition of a gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor regarding the state and local tax consequences of such conversions.

Summary Prospectus	December 21, 2018
Invesco Small Cap Discovery Fund
Class: A (VASCX), C (VCSCX), Y (VISCX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 21, 2018 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y
Management Fees	0.79%	0.79%	0.79%
...
Distribution and/or Service (12b-1) Fees	0.25	0.96	None
...
Other Expenses	0.32	0.32	0.32
...
Acquired Fund Fees and Expenses	0.01	0.01	0.01
...
Total Annual Fund Operating Expenses	1.37	2.08	1.12
...
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$682	$960	$1,259	$2,106
...
Class C	$311	$652	$1,119	$2,410
...
Class Y	$114	$356	$ 617	$1,363
...
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$682	$960	$1,259	$2,106
...
Class C	$211	$652	$1,119	$2,410
...
Class Y	$114	$356	$ 617	$1,363
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies, and in other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of small-capitalization companies that the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), believes have above-average potential for capital appreciation. The principal type of equity security in which the Fund invests is common stock.
The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of August 31, 2018, the capitalization of companies in the Russell 2000® Index ranged from $32.8 million to $6.7 billion.
The Fund emphasizes a growth style of investing. The companies and industries in which the Fund invests will change over time depending on the assessment of the Adviser of growth opportunities.

1                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-1

The Fund does not limit its investments to any single group or type of security. The Fund may invest in companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical operating history, product lines, services, markets or resources, distribution channels, financial resources, or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. The Fund may also invest in securities involving special circumstances, such as initial public offerings (IPOs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
The Adviser uses a bottom-up disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Adviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market’s valuation of those factors. Therefore, in selecting securities for investment, the Adviser seeks those companies that it believes are currently mispriced based on growth expectations and the sustainability of that growth in the market. The Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Adviser expects that many of the companies in which the Fund invests may, at the time of investment, be experiencing higher rates of earnings growth than average.
The Fund incorporates risk management into portfolio construction and its investment process attempts to maximize the relationship between risk and return. The Fund considers selling a security for any of the following reasons: (1) investment thesis plays out or is no longer valid; (2) fundamentals deteriorate; (3) macroeconomic conditions change; or (4) risk/ reward ratio becomes unfavorable or a higher conviction investment idea arises with a better risk/reward ratio.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Van Kampen Small Cap Growth Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a style specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class C and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
2                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-1

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended September 30, 2018): 19.67%
Best Quarter (ended March 31, 2012): 14.02%
Worst Quarter (ended September 30, 2011): -22.76%
Average Annual Total Returns (for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A shares: Inception (11/27/2000)
Return Before Taxes	17.27%	11.28%	6.07%
Return After Taxes on Distributions	13.41	8.05	4.13
Return After Taxes on Distributions and Sale of Fund Shares	12.88	8.41	4.52
...
Class C shares: Inception (11/27/2000)	22.37	11.72	5.89
...
Class Y shares: Inception (2/2/2006)	24.59	12.86	6.95
...
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	22.17	15.21	9.19
...
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	8.50
...
Lipper Small-Cap Growth Funds Index	24.77	13.92	7.84
...
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Matthew Hart	Portfolio Manager (lead)	2010 (predecessor fund 2000)
...
Justin Sander	Portfolio Manager	2018
...
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
...
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
...
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
...
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
...
IRAs and Coverdell ESAs	250	25
...
All other accounts	1,000	50
...
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
3                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-1

Summary Prospectus	December 21, 2018
Invesco Small Cap Discovery Fund
Class: R5 (VESCX), R6 (VFSCX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 21, 2018 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.79%	0.79%
...
Distribution and/or Service (12b-1) Fees	None	None
...
Other Expenses	0.18	0.09
...
Acquired Fund Fees and Expenses	0.01	0.01
...
Total Annual Fund Operating Expenses	0.98	0.89
...
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$100	$312	$542	$1,201
...
Class R6	$ 91	$284	$493	$1,096
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies, and in other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of small-capitalization companies that the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), believes have above-average potential for capital appreciation. The principal type of equity security in which the Fund invests is common stock.
The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of August 31, 2018, the capitalization of companies in the Russell 2000® Index ranged from $32.8 million to $6.7 billion.
The Fund emphasizes a growth style of investing. The companies and industries in which the Fund invests will change over time depending on the assessment of the Adviser of growth opportunities.
The Fund does not limit its investments to any single group or type of security. The Fund may invest in companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical operating history, product lines, services, markets or resources, distribution channels, financial resources, or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. The Fund may also invest in securities involving special circumstances, such as initial public offerings (IPOs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
The Adviser uses a bottom-up disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Adviser believes that stock prices are driven by expected earnings growth, the expected long-term sustainability of that growth and the market’s valuation of those factors. Therefore, in selecting securities for investment, the Adviser seeks those companies that it believes are currently mispriced based on growth

1                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-2

expectations and the sustainability of that growth in the market. The Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Adviser expects that many of the companies in which the Fund invests may, at the time of investment, be experiencing higher rates of earnings growth than average.
The Fund incorporates risk management into portfolio construction and its investment process attempts to maximize the relationship between risk and return. The Fund considers selling a security for any of the following reasons: (1) investment thesis plays out or is no longer valid; (2) fundamentals deteriorate; (3) macroeconomic conditions change; or (4) risk/ reward ratio becomes unfavorable or a higher conviction investment idea arises with a better risk/reward ratio.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Initial Public Offerings (IPO) Risk. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Small Cap Growth Fund’s (the predecessor fund’s) performance to that of a style specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns for Class R5 and Class R6 shares shown prior to September 24, 2012 are those of the Class A shares of the Fund and, prior to June 1, 2010, are those of the predecessor fund. Class R5 and Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses. The predecessor fund was advised by Van Kampen Asset Management.
Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended September 30, 2018): 20.02%
Best Quarter (ended September 30, 2013): 12.64%
Worst Quarter (ended September 30, 2015): -14.24%
Average Annual Total Returns (for the periods ended December 31, 2017)
	1 Year	5 Years	10 Years
Class R5 shares[1]: Inception (9/24/2012)
Return Before Taxes	24.77%	13.04%	6.91%
Return After Taxes on Distributions	20.91	9.90	5.02
Return After Taxes on Distributions and Sale of Fund Shares	17.12	9.86	5.22
...
Class R6 shares[1]: Inception (9/24/2012)	24.82	13.09	6.93
...
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	22.17	15.21	9.19
...
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83	15.79	8.50
...
Lipper Small-Cap Growth Funds Index	24.77	13.92	7.84
...
1	Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is November 27, 2000.
2                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-2

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Matthew Hart	Portfolio Manager (lead)	2010 (predecessor fund 2000)
...
Justin Sander	Portfolio Manager	2018
...
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Small Cap Discovery Fund
invesco.com/usVK-SCD-SUMPRO-2